Share-based compensation	12 Months Ended
Dec. 31, 2018
Share-based compensation [Abstract]
Share-based compensation

16.	Share-based compensation

Share based option awards

Through the year ended December 31, 2018, there are equity-based instruments outstanding that the Company has granted under four different plans.

The Company’s 2016 Share Option and Incentive Plan (“Plan”) was approved by the shareholders at the Ordinary Shareholder’s meeting in November 2016. The 2016 Plan authorizes the grant of incentive and non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, performance share awards, performance-based awards to covered employees and dividend equivalent rights. The Company only grants equity-based instruments from this Plan as of December 31, 2018.

The following table summarizes equity settled share option grants since inception under each plan:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 Share Option and Incentive Plan:
Executives and Directors	538,764	4 years’ service from the date of grant, quarterly	10 years
Employees	222,405	4 years’ service from the date of grant, annually	10 years

 The number and weighted average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and 2016 share option and incentive plan are as follows:

	Number of Options	Weighted Average Exercise Price (CHF)	Weighted Average Remaining Term (Years)
Outstanding at January 1, 2016	3,597,000	0.15	3.6
Forfeited during the year	(106,000)	0.15	—
Cancelled during the year	(19,250)	0.15	—
Exercised during the year	(2,069,100)	0.15	—
Granted during the year	285,250	0.15	—
Outstanding at December 31, 2016	1,687,900	0.15	5.6
Exercisable at December 31, 2016	1,284,525	0.15	6.5
Outstanding at January 1, 2017	1,687,900	0.15	5.6
Forfeited during the year	(1,750)	0.15	—
Cancelled during the year	(31,250)	0.15	—
Exercised during the year	(571,775)	0.15	—
Granted during the year	276,766	9.70	—
Outstanding at December 31, 2017	1,359,891	2.09	5.8
Exercisable at December 31, 2017	900,474	0.39	4.3
Outstanding at January 1, 2018	1,359,891	2.09	5.8
Forfeited during the year	(73,624)	9.16	—
Exercised during the year	(151,814)	0.15	—
Granted during the year	484,403	9.79	—
Outstanding at December 31, 2018	1,618,856	4.25	6.3
Exercisable at December 31, 2018	932,175	1.25	4.4

The outstanding stock options as of December 31, 2018 have the following range of exercise prices. In fiscal year 2018, we began to grant awards solely with USD denominated exercise prices and discontinued granting awards with a CHF denominated exercise price.

Range of Exercise Prices	Total Options	Range of Expiration Dates
CHF 0.15	924,166	2020-2026
CHF 9.53	234,355	2027
USD 8.33 to USD 12.30	460,335	2028
Total outstanding options	1,618,856

We deemed 18,850 USD-denominated awards granted in 2017 despite the formal grant notice dated January 1, 2018. These awards are included as granted in 2017 and were translated from USD 12.30 to CHF 12.00 in 2017 for disclosure.

The weighted average exercise price for options granted in 2018, 2017 and 2016 is USD 9.97 (CHF 9.79), CHF 9.70 and CHF 0.15, respectively. The range of exercise prices for outstanding options was CHF 0.15 to CHF 9.53 for awards previously granted in CHF and USD 8.33 to USD 12.30 for awards granted in USD as of December 31, 2018.

Prior to the IPO, the exercise price was set by the Board of Directors. The volatility is based on the historical trend of an appropriate sample of companies operating in the biotech and pharmaceutical industry. The risk-free interest rate is based on the CHF swap rate for the expected life of the option. The weighted average share price of common share options exercised in 2018 is USD 9.92.

The weighted average grant date fair values of the options granted in 2018, 2017 and 2016 are USD 6.66 (CHF 6.54), CHF 7.29, and CHF 5.85, respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended December 31,
	2018	2017	2016
Exercise price	USD 8.33-12.30	CHF 9.53-12.00	CHF 0.15
Share Price (weighted average)	9.87	8.77	5.96
Risk-free interest rate	0%	0%	0%
Expected volatility	80%	80%	80%
Expected term	6 years	6 years	6 years
Dividend yield	—	—	—

The expense charged against the income statement was CHF 2,518 thousand, CHF 1,579 thousand and CHF 1,317 thousand for the years ended December 31, 2018, 2017 and 2016, respectively. The expense is revised by the Company based on the number of instruments that are expected to become exercisable. The 2016 expense also reflects a share based option award that was modified in 2016 to amend the option grant’s contractual life and the issuance of a replacement award. An incremental fair value of CHF 238 thousand was immediately recognized in 2016 as a result of the modification of the share options contractual life. Additionally, in connection with former CFO departure in the fourth quarter of 2016, the former Chief Financial Officer forfeited his initial 2016 grant (included in the aggregate 2016 total of 98,500), and in its place was awarded 49,250 options, which has been accounted for as a new award granted on the date of forfeiture of the original award. The fourth quarter 2016 grant date fair value of the replacement award was CHF 674 thousand. The fair value of the modified award was measured using the Black-Scholes option pricing model with similar assumptions to the 2016 option, except for a currently quoted common share price as of the date of the modification.

Restricted share awards

A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2018 and changes during the year then ended is presented below:

Grantee Type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted Share Units
Directors	83,864	1 year service from date of grant, annually	10 years
Executives	110,839	4 years’ service from the date of grant, quarterly	10 years
Restricted Share Awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted average grant date fair value
Non-vested at December 31, 2017	122,014	9.59
Forfeited during the year	(25,673)	9.48
Granted during the year	69,371	9.43
Vested during the year	(56,671)	9.60
Non-vested at December 31, 2018	109,041	9.51
Vested and expected to vest at December 31, 2018	64,012	9.65

The weighted average grant date fair value of the restricted share awards granted (restricted shares and restricted share units) was CHF 9.43 and CHF 9.62 for the years ended December 31, 2018 and 2017 respectively. The weighted average grant date fair values of the non-vested share awards as of the respective year end (restricted shares and restricted share units) was CHF 9.51 and CHF 9.59 for the years ended December 31, 2018 and 2017, respectively. These fair values of non-vested share awards granted have been determined using a reasonable estimate of market value of the common stock on the date of the award.